Sale of Joint Ventures - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 22, 2014	Mar. 31, 2014	Mar. 28, 2014 JointVenture	Jun. 27, 2014	Dec. 31, 2013	Jan. 09, 2014 JointVenture
Schedule of Equity Method Investments [Line Items]
Equity ownership percentage			50.00%			50.00%
Number of joint ventures			2			2
Disposal price of joint venture			$ 11,500,000			$ 11,500,000
Proceeds from sale of joint ventures	7,500,000	4,000,000		11,500,000
Gain on disposal of joint ventures			3,500,000	3,508,000
Cumulative foreign currency translation adjustments associated with joint ventures sold				$ (591,000)
Term of purchase agreement				3 years	3 years